U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name and address of issuer:  Prudential Government
          Securities Trust, One Seaport Plaza, New York, New York
          10292.

     2.   Name of each series or class of funds for which this
          notice is filed:    Money Market Series
                              Short-Intermediate Term Series
                              U.S. Treasury Money Market Series

     3.   Investment Company Act File Number: 811-3264.
          Securities Act File Number:  2-74139.

     4.   Last day of fiscal year for which this notice is filed:
          November 30, 1995.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]
     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 101,612,691/$380,031,464

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          101,612,691/$380,031,464

     9. Number and aggregate sale price of securities sold during the fiscal year: 4,470,765,429/$4,506,681,534

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 4,470,765,429/$4,506,681,534

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
          46,186,417/$53,043,598

    12.   Calculation of registration fee:

         (i)  Aggregate sale price of securities
                sold during the fiscal year in
                reliance on rule 24f-2 (from item 10): $ 4,506,681,534

          (ii)  Aggregate price of shares issued in
                connection with dividend reinvestment  +    53,043,598
                plans (from item 11, if applicable):

          (iii) Aggregate price of shares redeemed or
                repurchased during the fiscal year
                (if applicable):                       ( 4,601,779,375)

          (iv)  Aggregate price of shares redeemed or
                repurchased and previously applied
                as a reduction to filing fees
                pursuant to rule 24e-2
                (if applicable):                             -0-

           (v)  Net aggregate price of securities
                sold and issued during the fiscal
                year in reliance of rule 24f-2
                [line (i), plus line (ii), less
                line (iii), plus line (iv)]
                (if applicable):                       (    42,054,243)

          (vi)  Multiplier prescribed by section
                6(b) of the Securities Act of 1933
                or other applicable law or regulation
                (see instruction C.6):                 X    1/2900

         (vii)  Fee due [line (i) or line (v)
                multiplied by line (vi)]:              $     -0-


Instructions: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
          (17 CFR 202.3a).
                                              [ ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                              SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/ S. Jane Rose
                                   By   S. Jane Rose,Secretary
     Date: January 23, 1996



GST/24F-196.NOT